Employee Retirement Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Retirement Benefits	Employee Retirement Benefits
The Company sponsors multiple domestic and international employee retirement benefit plans. Benefits are based upon years of service and compensation. The Hertz Corporation Account Balance Defined Benefit Pension Plan (the “Hertz Retirement Plan”) is a U.S. cash balance plan which was amended in 2014 to permanently discontinue future benefit accruals and participation under the plan for non-union employees. Additionally, the Company sponsors the Hertz Corporation Benefit Equalization Plan ("BEP") and the Hertz Corporation Supplemental Executive Retirement Plans (together with the BEP, the "Supplemental Plans"), where benefit accruals and participation under the Supplemental Plans were discontinued by the Company effective December 31, 2014.

Some of the Company’s international subsidiaries have defined benefit retirement plans or participate in various insured or multiemployer plans. In certain countries, when the subsidiaries make the required funding payments, they have no further obligations under such plans. The Company's benefit plans are generally funded, except for certain non-qualified U.S. defined benefit plans and in Germany, France and Italy, where unfunded liabilities are recorded. The Company also sponsors defined contribution plans for certain eligible U.S. and non-U.S. employees, where contributions are matched based on specific guidelines in the plans.

The Company also sponsors postretirement health care and life insurance benefits for a limited number of employees with hire dates prior to January 1, 1990.

Management makes certain assumptions relating to discount rates, salary growth, long-term return on plan assets, retirement rates, mortality rates and other factors when determining amounts to be recognized. These assumptions are reviewed annually by management, assisted by the enrolled actuary, and updated as warranted. The Company uses a December 31 measurement date for all of the plans and utilizes fair value to calculate the market-related value of pension assets for purposes of determining the expected return on plan assets and accounting for asset gains and losses.

Actual results that differ from the Company's assumptions are accumulated and amortized over future periods and, therefore, significant differences in actual experience or significant changes in assumptions would affect the Company's pension costs and obligations. The Company recognizes an asset for each over funded plan and a liability for each underfunded plan in the consolidated balance sheets. Pension plan liabilities are revalued annually based on updated assumptions and information about the individuals covered by the plan. For pension plans, if accumulated actuarial gains and losses are in excess of a 10 percent corridor, the excess is amortized on a straight-line basis over the average remaining service period of active participants. Prior service cost is amortized on a straight-line basis from the date recognized over the average remaining service period of active participants, when applicable.

As a result of filing the Chapter 11 Cases, as disclosed in Note 1, "Background," participants of the Supplemental Plans are no longer entitled to benefit payments and are considered general creditors of the Company. As such, the Company classified $24 million of its U.S. pension benefit obligation as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020.
The following tables set forth the funded status and the net periodic pension cost of the Hertz Retirement Plan and other U.S. based retirement plans, other postretirement benefit plans including health care and life insurance plans covering domestic (i.e. U.S.) employees and the retirement plans for international operations (“Non-U.S.”), together with amounts included in the accompanying consolidated balance sheets and statements of operations:

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
(In millions)	2020	2019	2020	2019	2020	2019
Change in Benefit Obligation
Benefit obligation as of January 1	$559	$516	$286	$246	$12	$12
Service cost	—	—	1	1	—	—
Interest cost	15	21	5	6	—	—
Plan curtailments	(2)	—	—	—	—	—
Plan settlements	(88)	(33)	(5)	—	—	—
Benefits paid	(3)	(4)	(6)	(5)	(1)	(1)
Foreign currency exchange rate translation	—	—	17	5	—	—
Actuarial loss (gain)	41	59	42	33	1	1
Benefit obligation as of December 31(1)	$522	$559	$340	$286	$12	$12
Change in Plan Assets
Fair value of plan assets as of January 1	$503	$452	$228	$192	$—	$—
Actual return (loss) gain on plan assets	74	84	28	29	—	—
Company contributions	2	4	4	5	1	1
Plan settlements	(88)	(33)	(5)	—	—	—
Benefits paid	(3)	(4)	(6)	(5)	(1)	(1)
Foreign currency exchange rate translation	—	—	9	7	—	—
Fair value of plan assets as of December 31	$488	$503	$258	$228	$—	$—
Funded Status of the Plan
Plan assets less than benefit obligation	$(34)	$(56)	$(82)	$(58)	$(12)	$(12)

(1)     Participants of the Supplemental Plans are no longer entitled to benefit payments and are considered general creditors of the Company. As such, the Company classified $24 million of its U.S. pension benefit obligation as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020.

In 2020 and 2019, discount rates decreased, resulting in actuarial losses for the U.S. and Non-U.S. pension and postretirement plans. In addition, an increase in the inflation assumption in 2020 resulted in an actuarial loss in the Non-U.S. pension plans.

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
($ in millions)	2020	2019	2020	2019	2020	2019
Amounts recognized in balance sheets:
Prepaid expenses and other assets	$—	$—	$14	$25	$—	$—
Accrued liabilities	(34)	(56)	(96)	(83)	(12)	(12)
Net obligation recognized in the balance sheets	$(34)	$(56)	$(82)	$(58)	$(12)	$(12)

Prior service credit	$—	$—	$(2)	$(2)	$—	$—
Net gain (loss)	(47)	(73)	(93)	(70)	(1)	1
Accumulated other comprehensive income (loss)	(47)	(73)	(95)	(72)	(1)	1
Funded/(Unfunded) accrued pension or postretirement benefit	13	17	13	14	(11)	(13)
Net obligation recognized in the balance sheets	$(34)	$(56)	$(82)	$(58)	$(12)	$(12)

Total recognized in other comprehensive (income) loss	$(26)	$(13)	$23	$13	$1	$1
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(20)	$(3)	$25	$12	$1	$1
Accumulated Benefit Obligation as of December 31(1)	$522	$559	$338	$284	N/A	N/A

Weighted-average assumptions as of December 31
Discount rate	2.3%	3.1%	1.4%	1.9%	2.3%	3.2%
Expected return on assets	4.5%	4.8%	3.0%	3.2%	N/A	N/A
Average rate of increase in compensation	4.3%	4.3%	2.1%	2.2%	N/A	N/A
Interest crediting rate	3.8%	3.8%	N/A	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	5.5%	5.8%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	18	19
N/A - Not applicable
(1)     Participants of the Supplemental Plans are no longer entitled to benefit payments and are considered general creditors of the Company. As such, the Company classified $24 million of its U.S. pension benefit obligation as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020.

The discount rate used to determine the December 31, 2020 and 2019 benefit obligations for U.S. pension plans is based on the rate from the Mercer Pension Discount Curve-Above Mean Yield that is appropriate for the duration of the Company's plan liabilities. For its plans outside the U.S., the discount rate reflects the market rates for an optimized subset of high-quality corporate bonds currently available. The discount rate in a country was determined based on a yield curve constructed from high quality corporate bonds in that country. The rate selected from the yield curve has a duration that matches its plan.

The expected return on plan assets for each funded plan is based on expected future investment returns considering the target investment mix of plan assets.
The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense charged to net income (loss). The components of net periodic pension expense (benefit), other than service cost, are included in other (income) expense, net in the accompanying consolidated statements of operations.

	Pension Benefits						Postretirement Benefits (U.S.)
	U.S.			Non-U.S.
	Years Ended December 31,
($ in millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$—	$—	$1	$1	$1	$1	$—	$—	$—
Interest cost	15	21	19	5	6	7	—	—	1
Expected return on plan assets	(20)	(22)	(28)	(7)	(9)	(11)	—	—	—
Net amortizations	2	6	1	1	1	1	—	—	—
Settlement loss	9	5	3	2	—	—	—	—	—
Net pension and postretirement expense (benefit)	$6	$10	$(4)	$2	$(1)	$(2)	$—	$—	$1
Weighted-average discount rate for expense (January 1)	3.1%	4.2%	3.6%	1.9%	2.7%	2.4%	3.2%	4.2%	3.5%
Weighted-average assumed long-term rate of return on assets (January 1)	4.8%	6.3%	6.3%	3.2%	4.8%	5.2%	N/A	N/A	N/A
Weighted-average interest crediting rate for expense	3.8%	3.8%	3.8%	N/A	N/A	N/A	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	5.8%	6.1%	6.4%
Ultimate health care cost trend rate (rate to which cost trend is expected to decline)	N/A	N/A	N/A	N/A	N/A	N/A	4.5%	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	N/A	N/A	18	19	20
N/A - Not applicable

The net of tax loss in accumulated other comprehensive income (loss) as of December 31, 2020 and 2019 relating to pension benefits of the Hertz Retirement Plan was $122 million and $118 million, respectively.

The provisions charged to net income (loss) for the years ended December 31, 2020, 2019 and 2018 for all other pension plans were approximately $6 million, $11 million and $10 million, respectively.

The provisions charged to net income (loss) for the years ended December 31, 2020, 2019 and 2018 for the defined contribution plans were approximately $11 million, $27 million and $26 million, respectively.

Plan Assets

The Company has a long-term investment outlook for the assets held in the Company sponsored plans, which is consistent with the long-term nature of each plan's respective liabilities. The Company has two major plans which reside in the U.S. and the United Kingdom.
The U.S. Plan

The U.S. Plan (the “Plan”) has a target asset allocation mix of 65% in investments intended to hedge the impact of capital market movements ("Immunizing Portfolio Investments"), comprised primarily of fixed income securities, and 35% in investments intended to earn more than the pension liability growth over the long-term ("Growth Portfolio Investments"). The Growth Portfolio Investments are primarily invested in passively managed equity funds, international and emerging market funds that are actively managed and non-investment grade fixed income funds. The overall strategy and the Immunizing Portfolio Investments are managed by professional investment managers. The investments within these asset classes are diversified in order to minimize the risk of large losses. The Plan assumes a 4.5% expected long-term annual weighted-average rate of return on assets.

The fair value measurements of the Company's U.S. pension plan assets are based upon inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable (Level 1) and significant observable inputs (Level 2) that reflect quoted prices for similar assets or liabilities in active markets. The fair value measurements of the U.S. pension plan assets relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories:

(In millions)	December 31, 2020			December 31, 2019
Asset Category	Level 1	Level 2	Measured at NAV(1)	Level 1	Level 2	Measured at NAV(1)
Cash	$6	$—	$—	$10	$—	$—
Short Term Investments	—	28	—	—	36	—
Equity Funds(2):
U.S. Large Cap	—	66	—	—	70	—
U.S. Small Cap	—	11	—	—	10	—
International Large Cap	—	36	—	—	38	—
International Small Cap	—	7	—	—	7	—
International Emerging Markets	—	6	9	—	8	8
Fixed Income Securities:
U.S. Treasuries	—	18	—	—	1	—
Corporate Bonds	—	245	—	—	247	—
Government Bonds	—	9	—	—	24	—
Municipal Bonds	—	10	—	—	11	—
Derivatives - Interest Rate	3	—	—	(3)	—	—
Derivatives - Credit	—	—	—	—	1	—
Non-Investment Grade Fixed Income(2)	—	34	—	—	35	—
Total fair value of pension plan assets	$9	$470	$9	$7	$488	$8

(1)    Includes certain investments where the fair value measurement utilizes the net asset value (NAV) and as such, are not classified in the fair value levels above.
(2)    The Level 2 investments relate to investment funds that publish daily NAV per unit. The daily NAV is available to participants in the funds and redemptions can be made daily at the current NAV. The fair value and units are determined and published, and are the basis for current transactions. The investments are not eligible for the NAV practical expedient. However, they are measured at the published NAV because the quoted NAV per unit represents the price at which the investment would be sold in a transaction between independent market participants.

The U.K. Plan

The Company's United Kingdom defined benefit pension plan (the "U.K. Plan") has a target allocation of 30% actively managed diversified growth and multi-asset credit funds, 10% passive equity funds and 60% protection portfolio that consists of liability driven investments, Sterling liquidity fund and United Kingdom corporate bonds. The actively managed diversified growth and multi-asset credit funds are intended to deliver a long-term equity-like return but with reduced levels of volatility. The protection portfolio is designed to partially hedge the interest rate and inflation expectation exposure of the liabilities which are measured on a local regulatory basis. The amount that is required to be invested in each fund to maintain target hedge ratios will vary over time as the value of the liabilities change and the allocations within the protection portfolio will be allowed to vary accordingly. All of the invested assets of the U.K. Plan are held via pooled funds managed by professional investment managers. The U.K. Plan assumes a 3.0% expected long-term weighted-average rate of return on assets for the Plan in total.

The Company's U.K. Plan accounts for $251 million of the $258 million in fair value of Non-U.S. plan assets as of December 31, 2020 and accounts for $221 million of the $228 million in fair value of Non-U.S. plan assets as of December 31, 2019. The fair value measurements of the Company's U.K. Plan assets are based upon inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable (Level 1) and significant observable inputs that reflect quoted prices for similar assets or liabilities in active markets (Level 2). The fair value measurements of the U.K. Plan assets relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories:

(In millions)	December 31, 2020			December 31, 2019
Asset Category	Level 1	Level 2	Measured at NAV(1)	Level 1	Level 2	Measured at NAV(1)
Actively Managed Multi-Asset Funds:
Diversified Growth Funds(2)	$—	$39	$—	$—	$42	$—
Multi Asset Credit	—	—	37	—	—	36
Passive Equity Funds:
U.K. Equities(2)	—	12	—	—	11	—
Overseas Equities(2)	—	14	—	—	14	—
Passive Bond Funds:
Corporate Bonds	—	27	—	—	24	—
Liability Driven Investments(2)	—	98	—	—	48	—
Liquidity Fund	24	—	—	46	—	—
Total fair value of pension plan assets	$24	$190	$37	$46	$139	$36

(1)    Includes certain investments where the fair value measurement utilizes the net asset value (NAV) and as such, are not classified in the fair value levels above.
(2)    The Level 2 investments relate to investment funds that publish daily NAV per unit. The daily NAV is available to participants in the funds and redemptions can be made daily at the current NAV. The fair value and units are determined and published, and are the basis for current transactions. The investments are not eligible for the NAV practical expedient. However, they are measured at the published NAV because the quoted NAV per unit represents the price at which the investment would be sold in a transaction between independent market participants.

Contributions

The Company's policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time, the Company makes contributions beyond those legally required. In 2020 and 2019, the Company did not make any cash contributions to its U.S. qualified pension plan.

In 2020 and 2019, the Company made contributions to its U.S. non-qualified pension plans of $2 million and $4 million, respectively. The Company made discretionary contributions of $3 million to its U.K. Plan during the years ended December 31, 2020 and 2019.

The Company does not anticipate contributing to the U.S. qualified pension plan during 2021. For the U.K. Plan the Company anticipates contributing $3 million during 2021 and does not anticipate contributing any significant amounts to its other international plans. The level of 2021 and future contributions will vary, and is dependent on a number of factors including investment returns, interest rate fluctuations, plan demographics, funding regulations and the results of the final actuarial valuation.
Estimated Future Benefit Payments

The following table presents estimated future benefit payments:

(In millions)	Pension Benefits	Postretirement Benefits (U.S.)
2021	$34	$1
2022	33	1
2023	36	1
2024	38	1
2025	40	1
After 2025	217	3
	$398	$8

Multiemployer Pension Plans

The Company contributes to several multiemployer defined benefit pension plans under collective bargaining agreements that cover certain of its union-represented employees. The risks of participating in such plans are different from the risks of a single-employer plan, in the following respects:

a)    Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b)    If a participating employer ceases to contribute to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c)    If the Company ceases to have an obligation to contribute to the multiemployer plan in which the Company had been a contributing employer, the Company may be required to pay to the plan an amount based on the underfunded status of the plan and on the history of its participation in the plan prior to the cessation of its obligation to contribute. The amount that an employer that has ceased to have an obligation to contribute to a multiemployer plan is required to pay to the plan is referred to as a withdrawal liability.

Amounts accrued for benefit payments under the Company's multiemployer pension plans of $2 million have been classified as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. The Company's participation in multiemployer plans is outlined in the table below. For plans that are not individually significant to the Company, the total amount of contributions is presented in the aggregate.

	EIN /Pension Plan Number	Pension Protection Act Zone Status		FIP / RP Status Pending /Implemented(1)	Contributions by The Hertz Corporation (In millions)			Surcharge Imposed	Expiration Dates of Collective Bargaining Agreements
Pension Fund		2020	2019		2020	2019	2018
Western Conference of Teamsters	91-6145047	Green	Green	N/A	$5	$8	$7	N/A	9/30/2021
Other Plans(2)					2	4	3
Total Contributions					$7	$12	$10
N/A    Not applicable

(1)    Indicates whether a Funding Improvement Plan, as required under the Code to be adopted by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2020.
(2)    Included in the Other Plans are contributions to the Local 1034 Pension Fund. The amount contributed by Hertz to the Local 1034 Pension Fund was reported as being more than 5% of total contributions to the plan on the fund's Form 5500 for the year ended December 31, 2019.